Note 19 - Derivatives (Details Textual) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)
Number of Foreign Currency Derivatives Held	6		8
Foreign Currency Fair Value Hedge Derivative at Fair Value, Net, Total	$ 12,000		$ 16,000
Derivative, Average Forward Exchange Rate	1.2279		1.1962
Gain (Loss) on Foreign Currency Fair Value Hedge Derivatives	$ (823)	$ 8
Realized Gain (Loss) on Foreign Currency Derivative Instruments Not Designated as Hedging Instruments	0	$ 0
Designated as Hedging Instrument [Member]
Derivative, Notional Amount	589,038		$ 257,293
Interest Rate Fair Value Hedge Liability at Fair Value	11,736		7,093
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member]
Derivative, Notional Amount	225,000		227,046
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	8,323
Interest Rate Swap [Member] | Not Designated as Hedging Instrument [Member]
Derivative, Notional Amount			227,046
Derivative, Gain (Loss) on Derivative, Net, Total			$ (2,193)
Cross Currency Interest Rate Contract [Member] | Designated as Hedging Instrument [Member]
Derivative, Notional Amount	$ 122,375